FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [X] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  August 1, 2011



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  99


Form 13F Information Table Value Total:  732,964
                                        (thousands)



List of Other Included Managers:


NONE




Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
1/100 Berkshire   Common    84990175	929	800	   Sole  None   Sole
Cons Freightways  Common    209232107	1	10000	   Sole  None   Sole
Merrill Lynch     Common    59023V423   	121	12500	   Sole  None   Sole
Agilent Tech      Common    00846U101	781	15276	   Sole  None   Sole
Apple Computer    Common    37833100	1550	4619	   Sole  None   Sole
Abbott Lab        Common    2824100	      10878	206737   Sole  None   Sole
A F L A C Inc     Common    1055102		5165	110732   Sole  None   Sole
BlackRock		ETF	    464287226	9071	85035	   Sole  None   Sole
Asante Tech Inc   Common    43412105	1	11055	   Sole  None   Sole
Bankamerica Corp  Common    60505104	122	11092	   Sole  None   Sole
Baraka Petroleum  Common    Q12957108	1	25000	   Sole  None   Sole
Baxter Intntl     Common    71813109	11953	200411   Sole  None   Sole
Vanguard Bond     ETF	    921937835	872	10749	   Sole  None   Sole
Berkshire Cl B    Common    84670207	11241	145362   Sole  None   Sole
Citigroup         Common    172967424	9965	239517   Sole  None   Sole
BlackRock		ETF	    464288638	2206	20694	   Sole  None   Sole
BlackRock		ETF	    464288356	557	5290	   Sole  None   Sole
Costco Co Inc.    Common    22160K105	13612	167666   Sole  None   Sole
Cisco Systems     Common    17275R102	841	53883	   Sole  None   Sole
BlackRock	      ETF	    464288646	28448	271116   Sole  None   Sole
C S X Corp        Common    126408103	405	15444	   Sole  None   Sole
Coventry Health	Common    222862104	1659	45495	   Sole  None   Sole
Chevron Corp.     Common    166764100	16143	157058   Sole  None   Sole
Disney (Walt) Co. Common    254687106	11705	300116   Sole  None   Sole
BlackRock	      ETF	    06738C778	24665	522417   Sole  None   Sole
D T E Energy Co.  Common    233331107	239	4775     Sole  None   Sole
BlackRock	      ETF	    464287168	523   9885	   Sole  None   Sole
BlackRock	      ETF	    464287234	23764	499392   Sole  None   Sole
BlackRock	      ETF	    464287465	2517	41858	   Sole  None   Sole
BlackRock	      ETF	    464288216	19614	559118   Sole  None   Sole
Evolution Petrol  Common    30049A107	71	10000	   Sole  None   Sole
BlackRock	      ETF	    464286103	13661	524766   Sole  None   Sole
BlackRock	      ETF	    464286673	12805	933335   Sole  None   Sole
BlackRock         ETF	    464286400	12875	175648   Sole  None   Sole
General Electric  Common    369604103	22537	1195427  Sole  None   Sole
SPDR Gold TRUST   ETF       78463V107     33732	231145   Sole  None   Sole
Google Inc  A     Common    38259P508     495	977	   Sole  None   Sole
BlackRock         ETF	    464288612	211	1935     Sole  None   Sole
BlackRock	      ETF	    78463X400	12800	163525   Sole  None   Sole
Hewlett-Packard   Common    428236103	2951	81068	   Sole  None   Sole
Intl Business     Common    459200101	15162	88436	   Sole  None   Sole
BlackRock	      ETF	    464287697	25398	307402   Sole  None   Sole
BlackRock	      ETF	    464287549	15051	242677   Sole  None   Sole
BlackRock	      ETF	    464287507	22580	231284   Sole  None   Sole
BlackRock	      ETF	    464287705	565	6726	   Sole  None   Sole
BlackRock	      ETF	    464287804	26071	355697   Sole  None   Sole
BlackRock	      ETF	    464287879	376	5058	   Sole  None   Sole
Intel Corp        Common    458140100	4032	181938   Sole  None   Sole
Itv Plc Ord       Common    G4984A110	16	13740	   Sole  None   Sole
BlackRock	      ETF	    464287200	3680	27790	   Sole  None   Sole
BlackRock	      ETF	    464287655	362	4377	   Sole  None   Sole
BlackRock	      ETF	    464287341	2036	48773	   Sole  None   Sole
BlackRock	      ETF	    464287754	1672	23831	   Sole  None   Sole
BlackRock	      ETF	    464287846	573	8569	   Sole  None   Sole
Ipath DJ AIG Etn  ETF	    06739H206	13477	236329   Sole  None   Sole
Johnson & Johnson Common    478160104	11851	178154   Sole  None   Sole
Location Based    Common    539573105	24	124100   Sole  None   Sole
Lsi Logic Corp    Common    502161102	84	11867	   Sole  None   Sole
Mastercard Inc    Common    57636Q104	12691	42149	   Sole  None   Sole
Mc Donalds Corp.  Common    580135101	12440	147659   Sole  None   Sole
3m Company        Common    88579Y101	1352	14249	   Sole  None   Sole
Monsanto Co       Common    61166W101	11404	157347   Sole  None   Sole
Microsoft Corp    Common    594918104	345	13257	   Sole  None   Sole
Network Appliance Common    64110D104	211	4000	   Sole  None   Sole
Nvidia Corp       Common    67066G104	207	13000	   Sole  None   Sole
Oracle Systems    Common    68389X105	12480	379491   Sole  None   Sole
Pfizer Inc.       Common    717081103	1941	94244	   Sole  None   Sole
Procter & Gamble  Common    742718109	422	6642	   Sole  None   Sole
Powershares Exch	ETF	    73935X286	3240	120498   Sole  None   Sole
Philip Morris     Common    718172109	202	3018	   Sole  None   Sole
Qualcomm Inc      Common    747525103	13865	244317   Sole  None   Sole
PowerShares QQQ   ETF	    73935A104	357	6251	   Sole  None   Sole
Rydex S&P Equal   ETF	    78355W817	12757	229568   Sole  None   Sole
Schw US Scap Etf  ETF       808524607     283   7711     Sole  None   Sole
Schwab Etfs-      ETF	    808524102     1358	42385	   Sole  None   Sole
Schw Emg Mkt Eq   ETF	    808524706	381   13302	   Sole  None   Sole
Schw Intl Eq Etf  ETF	    808524805	237	8098     Sole  None   Sole
Schw US Lcap Gro  ETF	    808524300	235	7391	   Sole  None   Sole
SPDR S&P Divid    ETF	    78464A763	23744	439388   Sole  None   Sole
BlackRock         ETF       464288679	2353	21338	   Sole  None   Sole
BlackRock         ETF	    464287457	234	2781	   Sole  None   Sole
Pimco 1-5 Year US ETF  	    72201R205	27916	523750   Sole  None   Sole
BlackRock         ETF	    464288158	12296	115996   Sole  None   Sole
Stryker Corp      Common    863667101	11953	203825   Sole  None   Sole
AT&T Inc.         Common    00206R102	548	17434	   Sole  None   Sole
Ttc Technology    Common    87304R100	1	10000	   Sole  None   Sole
BlackRock	      ETF	    464287176	24336	220007   Sole  None   Sole
United Sec Banc   Common    911460103	226	72694	   Sole  None   Sole
Union Pacific     Common    907818108	271	2600	   Sole  None   Sole
Visa              Common    92826C839	272	3225	   Sole  None   Sole
Vanguard	      ETF	    92204A504	1667	25990	   Sole  None   Sole
Vodafone Airtouch Common    92857W209	11730	439340   Sole  None   Sole
Vanguard	      ETF	    922908744	10618	189595   Sole  None   Sole
Vanguard	      ETF	    922908736	1347	20825	   Sole  None   Sole
Vanguard	      ETF	    922908637	9655	159342   Sole  None   Sole
Verizon           Common    92343V104	212	5684	   Sole  None   Sole
SPDR S&P Oil &    ETF	    78464A748	15737	379720   Sole  None   Sole
SPDR Consumer     ETF	    81369Y407	14192	352954   Sole  None   Sole
Exxon Mobil Corp  Common    30231G102	12552	154346   Sole  None   Sole